UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2007
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Capital Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2006
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
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to  Secretary,   Securities  and  Exchange  Commission,   450  5th  Street,  NW,
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under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1. Baron Capital Funds Trust Annual Report for the period ended December 31, 2006.

[Registered Castle Logo]
 B A R O N
 C A P I T A L
 F U N D S


MANAGEMENT DISCUSSION OF FUND PERFORMANCE .................................    3
FUND EXPENSES .............................................................    4
STATEMENT OF NET ASSETS ...................................................    5
STATEMENT OF ASSETS & LIABILITIES .........................................    7
STATEMENT OF OPERATIONS ...................................................    7
STATEMENTS OF CHANGES IN NET ASSETS .......................................    8
NOTES TO FINANCIAL STATEMENTS .............................................    9
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   12
MANAGEMENT OF THE FUND ....................................................   13


767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


ANNUAL FINANCIAL REPORT                                        DECEMBER 31, 2006


DEAR BARON CAPITAL ASSET FUND
SHAREHOLDER:

Attached you will find audited financial statements for Baron Capital Asset Fund for its fiscal year ended December 31, 2006. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing Baron Capital Asset Fund. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron
-------------------------------------
Ronald Baron
CEO and Chief Investment Officer
February 15, 2007


/s/ Peggy Wong
-------------------------------------
Peggy Wong
Treasurer and CFO
February 15, 2007

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Fund's Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766. A schedule of Portfolio Holdings current to the most recent quarter is also available at www.BaronFunds.com.
----------
Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost.

BARON CAPITAL ASSET FUND (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN
  BARON CAPITAL ASSET FUND - INSURANCE SHARES IN RELATION TO THE RUSSELL 2000*
--------------------------------------------------------------------------------
                               (LINE GRAPH)

                    Insurance Shares     Russell 2000
                    ----------------     ------------
10/01/98            10,000               10,000
12/31/98            13,250               11,631
12/31/99            17,998               14,103
12/31/00            17,520               13,677
12/31/01            19,683               14,017
12/31/02            16,888               11,146
12/31/03            21,957               16,413
12/31/04            27,586               19,421
12/31/05            28,514               20,306
12/31/06            32,940               24,035
--------------------------------------------------------------------------------
Information Presented by Fiscal Year as of December 31


--------------------------------------------------------------------------------
Average Annual Total Returns
for the periods ended December 31, 2006

                                             Since Inception
                     One Year   Five Years       10/1/98
--------------------------------------------------------------------------------
Insurance Shares**    15.52%      10.85%          15.55%
Russell 2000*         18.37%      11.39%          11.22%
--------------------------------------------------------------------------------
* The Russell 2000 is an unmanaged index that measures the performance of small companies. The Russell 2000 and the Fund are with dividends. The inclusion of dividends positively impacts the performance results.
** Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
--------------------------------------------------------------------------------


TOP TEN HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                     % OF NET
                                      ASSETS
--------------------------------------------------------------------------------
Wynn Resorts, Ltd.                      4.5%
CB Richard Ellis Group, Inc., Cl A      2.9%
CarMax, Inc.                            2.7%
DeVry, Inc.                             2.7%
AMERIGROUP Corp.                        2.5%
FMC Technologies, Inc.                  2.5%
Carter's, Inc.                          2.5%
Edwards Lifesciences Corp.              2.3%
Vail Resorts, Inc.                      2.2%
Jefferies Group, Inc.                   2.1%
                                       ----
                                       26.9%
                                       ====


                             TOP TEN INDUSTRY GROUPS
                             AS OF DECEMBER 31, 2006
                         (AS A PERCENTAGE OF NET ASSETS)

                                   (PIE CHART)

Financial Services - Banking             3.9%
Education                                4.0%
Apparel                                  4.2%
Real Estate                              4.3%
Restaurants                              4.9%
Healthcare Facilities                    5.0%
Healthcare Services - Insurance          5.3%
Energy Services                          7.3%
Retail - Specialty Stores                9.2%
Recreation and Resorts                  10.9%
Cash and Cash Equivalents                5.0%
Other                                   36.0%
                                       ------
                                       100.0%

BARON CAPITAL ASSET FUND (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Baron Capital Asset Fund performed well in the year ended December 31, 2006 in absolute terms and compared to its small-cap growth peers, but its performance was below that of the Russell 2000. For the year ended December 31, 2006, the Fund gained 15.52%, while the Russell 2000 gained 18.37%. According to Morningstar,** the average fund in its small-cap growth category (consisting of 793 funds at December 31, 2006) gained 10.49% for the year ended December 31, 2006. The Fund has significantly outperformed the Russell 2000 and the S&P 500 since its inception in October 1998. Since the Fund's inception, it has gained an annualized 15.55% versus 11.22% for the Russell 2000 and 5.74% for the S&P 500.

Baron Capital Asset Fund continued to outperform its Morningstar peer group of small-cap growth funds for the three and five year periods ended December 31, 2006. For the three years ended December 31, 2006, the Fund gained an annualized 14.48% compared to 9.22% for the Morningstar small-cap growth category (consisting of 648 funds at December 31, 2006). For the five years ended December 31, 2006, the Fund gained an annualized 10.85% compared to 6.12% for the Morningstar small-cap growth category (consisting of 532 funds at December 31, 2006).

Baron Capital Asset Fund invests in small-sized growth companies for the long term using value-oriented purchase and sell disciplines. The Fund purchases companies that we believe have sustainable competitive advantages and strong financial characteristics, operating in industries with favorable macroeconomic trends, led by strong managements. We rely on our research to determine what these businesses may earn and we attempt to purchase these securities at valuations that we believe could allow their share price to double within four years and then double again in the following four or five years. Of course, there can be no assurance we will be successful.

The Fund's performance was not uniform across the year. Baron Capital Asset Fund's performance was strong in the first and fourth quarters, up 11.44% and 10.24% respectively, and down respectively 3.66% and 2.40% in the second and third quarters. The performance of the market indexes was weaker than that of the Fund in the second and fourth quarters and relatively stronger in the first and third quarters of the year. Baron Capital Asset Fund's performance was not uniform across industries either. Below we discuss the most positive and negative contributors to the Fund's performance during the past year.

The Fund's best performing industry was Recreation & Resorts. The Fund's gaming investments, most notably Wynn Resorts, added to the strong performance of the Recreation and Resorts' industry. In December 2006, Wynn Resorts paid a special cash distribution of $6.00 per share. Gaming companies interest us because they offer communities not only entertainment for their residents, but also economic development, jobs and enhanced tax revenues. The Fund's performance was also strong in Retail -- Specialty Stores, Healthcare Service-Insurance and Real Estate.

The Fund was negatively impacted by the Restaurant industry as consumers favored quick service restaurants over sit down restaurants. The Fund was also negatively impacted by its holdings in the Chemical industry.

In 2007, the Fund expects to continue to invest in companies that, in our opinion, are undervalued relative to their longterm growth prospects and have the ability to sustain superior levels of profitability. We intend to continue to identify companies through our independent research efforts. We expect the Fund will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance. This approach to investing in companies, not trading stocks, we hope could continue to allow the Fund to produce above-average rates of return while keeping an attractive risk profile.

----------
** The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

Based on Actual Total Return for the six months ended December 31, 2006*

                                            BEGINNING                                       EXPENSE
                                             ACCOUNT           ENDING        ANNUALIZED       PAID
                              ACTUAL          VALUE        ACCOUNT VALUE       EXPENSE       DURING
                           TOTAL RETURN   JULY 1, 2006   DECEMBER 31, 2006     RATIOS     THE PERIOD#
                           ------------   ------------   -----------------   ----------   -----------
BARON CAPITAL ASSET FUND       7.59%        $1,000.00        $1,075.95          1.34%        $7.01

----------
* Assumes all reinvestment of dividends and capital gain distributions, if any.
# Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the of number days in the most recent fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Hypothetical Total Return for the six months ended December 31, 2006

                           HYPOTHETICAL     BEGINNING           ENDING        ANNUALIZED     EXPENSES
                            ANNUALIZED    ACCOUNT VALUE     ACCOUNT VALUE       EXPENSE    PAID DURING
                           TOTAL RETURN    JULY 1, 2006   DECEMBER 31, 2006     RATIOS     THE PERIOD#
                           ------------   -------------   -----------------   ----------   -----------
BARON CAPITAL ASSET FUND       5.00%        $1,000.00         $1,018.45          1.34%        $6.82

----------
# Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006

   Shares                                                   Cost           Value
-----------------------------------------------------------------------------------
COMMON STOCKS (94.97%)
-----------------------------------------------------------------------------------
              APPAREL (4.21%)
    300,000   Carter's, Inc.*                           $  4,230,330   $  7,650,000
     70,000   Polo Ralph Lauren Corp., Cl A                1,100,499      5,436,200
                                                        ------------   ------------
                                                           5,330,829     13,086,200
              AUTOMOTIVE PARTS (0.36%)
    293,400   Delphi Corp.*                                  757,806      1,120,788

              BUSINESS SERVICES (3.20%)
    145,000   ChoicePoint, Inc.*                           2,746,994      5,710,100
     70,000   Copart, Inc.*                                1,643,963      2,100,000
     59,900   Macquarie Infrastructure Co. Trust           1,883,065      2,125,252
                                                        ------------   ------------
                                                           6,274,022      9,935,352
              CHEMICAL (1.54%)
     70,000   Senomyx, Inc.*                                 706,024        909,300
    180,000   Symyx Technologies, Inc.*                    3,163,355      3,886,200
                                                        ------------   ------------
                                                           3,869,379      4,795,500
              COMMUNICATIONS (1.46%)
     60,000   Equinix, Inc.*                               1,765,941      4,537,200

              CONSULTING (0.24%)
     40,000   LECG Corp.*                                    870,746        739,200

              DISTRIBUTION (1.05%)
     60,000   Beacon Roofing Supply, Inc.*                 1,491,530      1,129,200
     30,000   Pool Corp.                                   1,200,328      1,175,100
     20,000   Watsco, Inc.                                 1,334,684        943,200
                                                        ------------   ------------
                                                           4,026,542      3,247,500
              EDUCATION (4.00%)
    300,000   DeVry, Inc.                                  5,009,441      8,400,000
     38,000   Strayer Education, Inc.                      3,489,193      4,029,900
                                                        ------------   ------------
                                                           8,498,634     12,429,900
              ENERGY SERVICES (7.31%)
     35,000   Core Laboratories N.V.*                      1,615,503      2,835,000
    200,000   Encore Acquisition Co.*                      3,213,226      4,906,000
    125,000   FMC Technologies, Inc.*                      2,716,987      7,703,750
     50,000   SEACOR Holdings, Inc.*                       2,199,397      4,957,000
     50,000   Whiting Petroleum Corp.*                     1,612,573      2,330,000
                                                        ------------   ------------
                                                          11,357,686     22,731,750
              FINANCIAL SERVICES -- ASSET MANAGEMENT
                 (3.03%)
    150,000   Cohen & Steers, Inc.                         2,852,857      6,025,500
     70,000   Eaton Vance Corp.                            1,195,374      2,310,700
     28,000   GAMCO Investors, Inc., Cl A                    749,602      1,076,880
                                                        ------------   ------------
                                                           4,797,833      9,413,080
              FINANCIAL SERVICES -- BANKING (3.92%)
     35,000   Cathay General Bancorp                       1,257,088      1,207,850
     80,000   Center Financial Corp.                       1,793,884      1,917,600
    160,000   First Republic Bank                          5,243,802      6,252,800
    160,000   UCBH Holdings, Inc.                          3,287,935      2,809,600
                                                        ------------   ------------
                                                          11,582,709     12,187,850
              FINANCIAL SERVICES -- BROKERAGE &
                 EXCHANGES (2.36%)
    250,000   Jefferies Group, Inc.                        2,912,093      6,705,000
     30,000   Thomas Weisel Partners Group, Inc.*            660,013        633,000
                                                        ------------   ------------
                                                           3,572,106      7,338,000
              FINANCIAL SERVICES -- INSURANCE (2.38%)
     80,000   Arch Capital Group, Ltd.*                    2,116,211      5,408,800
     60,000   Axis Capital Holdings, Ltd.                  1,539,564      2,002,200
                                                        ------------   ------------
                                                           3,655,775      7,411,000
              FINANCIAL SERVICES -- MISCELLANEOUS
                 (2.87%)
     65,000   CheckFree Corp.*                             1,431,945      2,610,400
     60,000   National Financial Partners Corp.            3,299,437      2,638,200
     67,500   The First Marblehead Corp.                   1,281,845      3,688,875
                                                        ------------   ------------
                                                           6,013,227      8,937,475

   Shares                                                   Cost          Value
-----------------------------------------------------------------------------------

              GAMING SERVICES (0.84%)
    100,000   Shuffle Master, Inc.*                     $  2,721,410   $  2,620,000

              HEALTHCARE FACILITIES (4.97%)
    140,000   Community Health Systems, Inc.*              3,499,920      5,112,800
    130,000   Manor Care, Inc.                             1,533,227      6,099,600
    150,000   United Surgical Partners Intl., Inc.*        2,073,386      4,252,500
                                                        ------------   ------------
                                                           7,106,533     15,464,900
              HEALTHCARE PRODUCTS (2.87%)
    120,000   Depomed, Inc.*                                 697,641        414,000
    150,000   Edwards Lifesciences Corp.*                  4,600,769      7,056,000
     75,000   PSS World Medical, Inc.*                     1,597,112      1,464,750
                                                        ------------   ------------
                                                           6,895,522      8,934,750
              HEALTHCARE SERVICES (3.55%)
     85,000   Charles River Laboratories Intl., Inc.*      2,504,752      3,676,250
     50,000   Gen-Probe, Inc.*                             2,280,376      2,618,500
     64,000   NightHawk Radiology Holdings, Inc.*          1,195,110      1,632,000
    120,000   Odyssey HealthCare, Inc.*                    1,722,155      1,591,200
     60,000   PRA International*                           1,440,293      1,516,200
                                                        ------------   ------------
                                                           9,142,686     11,034,150
              HEALTHCARE SERVICES -- INSURANCE
                 (5.33%)
    215,000   AMERIGROUP Corp.*                            4,614,410      7,716,350
    150,000   Centene Corp.*                               1,328,642      3,685,500
     75,000   WellCare Health Plans, Inc.*                 3,298,694      5,167,500
                                                        ------------   ------------
                                                           9,241,746     16,569,350
              HOTELS AND LODGING (2.66%)
     50,000   Choice Hotels Intl., Inc.                      315,810      2,105,000
     75,000   Four Seasons Hotels, Inc.                    2,350,235      6,149,250
                                                        ------------   ------------
                                                           2,666,045      8,254,250
              REAL ESTATE (4.26%)
    270,000   CB Richard Ellis Group, Inc., Cl A*          1,710,068      8,964,000
     80,000   CoStar Group, Inc.*                          3,342,729      4,284,800
                                                        ------------   ------------
                                                           5,052,797     13,248,800
              REAL ESTATE -- HOME BUILDING (0.16%)
     15,000   Hovnanian Enterprises, Inc., Cl A*             608,559        508,500

              REAL ESTATE -- REITS (2.15%)
      5,000   Alexander's, Inc.*                             360,140      2,098,250
    136,900   CBRE Realty Finance, Inc.                    1,990,881      2,150,699
    195,000   Spirit Finance Corp.                         2,219,541      2,431,650
                                                        ------------   ------------
                                                           4,570,562      6,680,599
              RECREATION AND RESORTS (10.91%)
    180,000   Ameristar Casinos, Inc.                      3,158,331      5,533,200
     50,000   Gaylord Entertainment Co.*                   1,438,738      2,546,500
    140,000   Isle of Capri Casinos, Inc.*                 2,852,849      3,721,200
     40,000   Pinnacle Entertainment, Inc.*                1,257,179      1,325,600
    150,000   Vail Resorts, Inc.*                          2,560,573      6,723,000
    150,000   Wynn Resorts, Ltd.*                            922,956     14,077,500
                                                        ------------   ------------
                                                          12,190,626     33,927,000
              RESTAURANTS (4.85%)
    125,000   California Pizza Kitchen, Inc.*              3,398,992      4,163,750
     60,000   Panera Bread Co., Cl A*                      2,120,752      3,354,600
     60,000   Peet's Coffee & Tea, Inc.*                   1,856,730      1,574,400
     60,000   P.F. Chang's China Bistro, Inc.*             2,821,304      2,302,800
    150,000   The Cheesecake Factory, Inc.*                3,318,292      3,690,000
                                                        ------------   ------------
                                                          13,516,070     15,085,550
              RETAIL -- SPECIALTY STORES (9.22%)
    125,000   Blue Nile, Inc.*                             3,935,480      4,611,250
    160,000   CarMax, Inc.*                                3,439,405      8,580,800
    120,000   Dick's Sporting Goods, Inc.*                 4,163,832      5,878,800
    195,000   Select Comfort Corp.*                        2,936,402      3,391,050
     60,000   Tractor Supply Co.*                          2,480,612      2,682,600
    150,000   United Auto Group, Inc.                      3,086,677      3,535,500
                                                        ------------   ------------
                                                          20,042,408     28,680,000

                       See Notes to Financial Statements.


                                        5

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2006

   Shares                                                   Cost           Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------
              TRANSPORTATION (3.18%)
    187,500   Genesee & Wyoming, Inc., Cl A*            $  2,983,886   $  4,920,000
     60,000   Landstar System, Inc.                        1,452,668      2,290,800
     90,000   UTI Worldwide, Inc.                          2,090,278      2,691,000
                                                        ------------   ------------
                                                           6,526,832      9,901,800
              UTILITY SERVICES (2.09%)
     70,000   ITC Holdings Corp.                           1,970,948      2,793,000
    132,300   Southern Union Co.                           1,678,941      3,697,785
                                                        ------------   ------------
                                                           3,649,889      6,490,785
                                                        ------------   ------------
TOTAL COMMON STOCKS                                      176,304,920    295,311,229
                                                        ============   ============

 Principal
   Amount
-----------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (5.05%)

$15,699,999   Chesham Finance Ltd. 5.29%
              due 01/02/2007                              15,699,999     15,699,999
                                                        ------------   ------------
TOTAL INVESTMENTS (100.02%)                             $192,004,919    311,011,228
                                                        ============
LIABILITIES LESS CASH AND OTHER ASSETS (-0.02%)                             (59,067)
                                                                       ------------
NET ASSETS (EQUIVALENT TO $32.30 PER SHARE BASED ON
   9,626,288 SHARES OUTSTANDING)                                       $310,952,161
                                                                       ============

----------
%    Represents percentage of net assets
*    Non-income producing securities






                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2006

ASSETS:
   Investments in securities, at value (Cost $192,004,919).......  $311,011,228
   Cash..........................................................        29,779
   Dividends and interest receivable.............................       115,888
   Receivable for shares sold....................................        66,308
   Prepaid expenses..............................................           612
                                                                   ------------
                                                                    311,223,815
                                                                   ------------
LIABILITIES:
   Payable for shares redeemed...................................       196,883
   Accrued expenses and other payables...........................        74,771
                                                                   ------------
                                                                        271,654
                                                                   ------------
NET ASSETS.......................................................  $310,952,161
                                                                   ============
NET ASSETS CONSIST OF:
   Capital paid-in...............................................  $164,367,850
   Accumulated net realized gain.................................    27,578,002
   Net unrealized appreciation on investments....................   119,006,309
                                                                   ------------
NET ASSETS.......................................................  $310,952,161
                                                                   ============
SHARES OUTSTANDING ($0.01 PAR VALUE; INDEFINITE SHARES
   AUTHORIZED)...................................................     9,626,288
                                                                   ============
NET ASSET VALUE PER SHARE........................................  $      32.30
                                                                   ============


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2006
INVESTMENT INCOME:
   INCOME:
      Interest ..................................................   $   330,151
      Dividends .................................................     1,345,316
                                                                    -----------
      Total income ..............................................     1,675,467
                                                                    -----------
   EXPENSES:
      Investment advisory fees ..................................     3,017,508
      Distribution fees -- Insurance Shares .....................       755,315
      Shareholder servicing agent fees -- Insurance Shares ......        22,110
      Shareholder servicing agent fees -- Retirement Shares .....         4,745
      Reports to shareholders -- Insurance Shares ...............        93,760
      Reports to shareholders -- Retirement Shares ..............         1,442
      Custodian fees ............................................        15,020
      Registration and filing fees -- Insurance Shares ..........        31,420
      Registration and filing fees -- Retirement Shares .........         4,571
      Professional fees .........................................        30,080
      Trustee fees ..............................................        26,627
      Miscellaneous .............................................         6,528
                                                                    -----------
      Total expenses ............................................     4,009,126
      Less: expense reimbursement by investment adviser
         (see Note 4) ...........................................        (5,383)
                                                                    -----------
      Net expenses ..............................................     4,003,743
                                                                    -----------
      Net investment loss .......................................    (2,328,276)
                                                                    -----------
   REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments sold .....................    31,152,283
      Change in net unrealized appreciation of investments ......    13,556,112
                                                                    -----------
      Net gain on investments ...................................    44,708,395
                                                                    -----------
      Net increase in net assets resulting from operations ......   $42,380,119
                                                                    ===========

                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               FOR THE             FOR THE
                                              YEAR ENDED         YEAR ENDED
                                          DECEMBER 31, 2006   DECEMBER 31, 2005
                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment loss .............      $ (2,328,276)      $ (3,115,242)
      Net realized gain on investments
         sold .........................        31,152,283          8,713,496
      Change in net unrealized
         appreciation on investments ..        13,556,112          3,922,968
                                             ------------       ------------
      Increase in net assets resulting
         from operations ..............        42,380,119          9,521,222
                                             ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   INSURANCE SHARES:
      Proceeds from the sale of
         shares .......................        33,802,951         49,129,311
      Cost of shares redeemed .........       (57,555,695)       (62,675,975)
   RETIREMENT SHARES:
      Proceeds from the sale of
         shares .......................                 0                  0
      Cost of shares redeemed .........        (5,146,475)                 0
                                             ------------       ------------
      Decrease in net assets derived
         from capital share
         transactions .................       (28,899,219)       (13,546,664)
                                             ------------       ------------
      Net increase (decrease) in net
         assets .......................        13,480,900         (4,025,442)
                                             ------------       ------------
NET ASSETS:
      Beginning of year ...............       297,471,261        301,496,703
                                             ------------       ------------
      End of year .....................      $310,952,161       $297,471,261
                                             ============       ============
SHARES:
   INSURANCE SHARES:
      Shares sold .....................         1,117,146          1,814,745
      Shares redeemed .................        (1,949,219)        (2,320,509)
                                             ------------       ------------
      Net decrease in Insurance Shares
         outstanding ..................          (832,073)          (505,764)
                                             ============       ============
   RETIREMENT SHARES:
      Shares sold .....................                 0                  0
      Shares redeemed .................          (178,326)                 0
                                             ------------       ------------
      Net decrease in Retirement Shares
         outstanding ..................          (178,326)                 0
                                             ============       ============


                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(1) ORGANIZATION.
Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund".) Prior to June 15, 2006, there were two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares were offered to certain qualified retirement plans. The Retirement Shares class was liquidated on June 14, 2006. At December 31, 2006, 83% of the Fund shares were sold through one insurance company. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES.
The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(C) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(D) DISTRIBUTIONS. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, and wash sale losses deferred. Distributions received from certain investments held by the Fund may be comprised of dividends, realized gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

(E) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(F) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Fund under these agreements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006 (January 1, 2007 for calendar year companies), and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact of applying the various provisions of FIN 48. Management does not expect the adoption of FIN 48 to have an impact on the Fund's financial statements.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"). SFAS 157, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. SFAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of SFAS 157 to have an impact on the amounts reported in the financial statements.

(3) PURCHASES AND SALES OF SECURITIES.
For the year ended December 31, 2006,  purchases and sales of securities,  other
than   short-term   securities,    aggregated   $34,675,064   and   $79,154,364,
respectively.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc., (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% of the average daily net assets for the Retirement Shares and for the Insurance Shares, 1.50% for the first $250 million of average daily net assets; 1.35% for the next $250 million of average daily net assets and 1.25% for average daily net assets over $500 million.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

(5) INCOME TAXES.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Net investment loss and realized and unrealized gains differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

For the year ended December 31, 2006, the Fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income, gains and paid-in-capital relate primarily to the tax treatment of net investment loss. Results of operations and net assets were not affected by these reclassifications.

                   UNDISTRIBUTED   UNDISTRIBUTED
                  NET INVESTMENT      REALIZED
                      INCOME         GAIN/LOSS     CAPITAL-PAID-IN
                  --------------   -------------   ---------------
                   $2,328,276           $0          $(2,328,276)

As of December 31, 2006, the components of net assets on a tax basis were as follows:

Cost of investments .............................................  $192,534,402
                                                                   ============
Gross tax unrealized appreciation ...............................  $122,945,816
Gross tax unrealized depreciation ...............................    (4,468,990)
                                                                   ------------
Net tax unrealized appreciation .................................   118,476,826
Undistributed Long-Term Capital Gains ...........................    28,107,485
Paid-in Capital .................................................   164,367,850
                                                                   ------------
Net Assets ......................................................  $310,952,161
                                                                   ============
Capital loss carryforward utilized during the year ended
   December 31, 2006.............................................  $  2,848,783
                                                                   ============

(6) SUBSEQUENT EVENT.

On May 23, 2006, the Board of Trustees of the Fund approved an agreement and a plan of reorganization whereby, subject to approval by the shareholders of the Fund, the Fund will transfer substantially all the assets and certain liabilities to the LVIP Baron Growth Opportunities Fund. Fund shareholders will receive shares of LVIP Baron Growth Opportunities Fund having an aggregate value equal to the net asset value of the Fund. A proxy statement is expected to be filed in connection with this proposed reorganization in late February 2007.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(7) FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each year:
--------------------------------------------------------------------------------

INSURANCE SHARES:

                                                                      YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                     2006         2005         2004         2003         2002
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF YEAR..............  $    27.96   $    27.05   $    21.53   $    16.56   $    19.30
                                                  ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)....................       (0.24)       (0.29)       (0.20)       (0.22)       (0.19)
Net realized and unrealized gains (losses) on
   investments..................................        4.58         1.20         5.72         5.19        (2.55)
                                                  ----------   ----------   ----------   ----------   ----------
TOTAL FROM INVESTMENT OPERATIONS................        4.34         0.91         5.52         4.97        (2.74)
                                                  ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
Dividends from net investment income............        0.00         0.00         0.00         0.00         0.00
Distributions from net realized gains...........        0.00         0.00         0.00         0.00         0.00
                                                  ----------   ----------   ----------   ----------   ----------
TOTAL DISTRIBUTIONS.............................        0.00         0.00         0.00         0.00         0.00
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR....................  $    32.30   $    27.96   $    27.05   $    21.53   $    16.56
                                                  ==========   ==========   ==========   ==========   ==========
TOTAL RETURN....................................       15.5%          3.4%        25.6%        30.0%       (14.2%)
                                                  ----------   ----------   ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of year..........  $310,952.2   $292,423.7   $296,617.1   $176,208.0   $125,835.9
Ratio of total expenses to average net assets...        1.32%        1.34%        1.36%        1.44%        1.42%
Less: Expense reimbursement by investment
   adviser......................................        0.00%        0.00%        0.00%        0.00%        0.00%
                                                  ----------   ----------   ----------   ----------   ----------
Ratio of net expenses to average net assets.....        1.32%        1.34%        1.36%        1.44%        1.42%
                                                  ==========   ==========   ==========   ==========   ==========
Ratio of net investment income (loss) to average
   net assets...................................       (0.77%)      (1.01%)      (0.96%)      (1.28%)      (1.05%)
Portfolio turnover rate.........................       11.68%       18.51%       29.74%       28.08%       33.01%

                                                             YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------
                                                     2001         2000         1999      1998*
                                                  ----------   ---------    ---------   ------
NET ASSET VALUE, BEGINNING OF YEAR..............  $    17.26   $   17.77    $   13.25   $10.00
                                                  ----------   ---------    ---------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)....................       (0.18)      (0.16)       (0.06)    0.02
Net realized and unrealized gains (losses) on
   investments..................................        2.31       (0.31)        4.78     3.23
                                                  ----------   ---------    ---------   ------
TOTAL FROM INVESTMENT OPERATIONS................        2.13       (0.47)        4.72     3.25
                                                  ----------   ---------    ---------   ------
LESS DISTRIBUTIONS
Dividends from net investment income............        0.00        0.00        (0.01)    0.00
Distributions from net realized gains...........       (0.09)      (0.04)       (0.19)    0.00
                                                  ----------   ---------    ---------   ------
TOTAL DISTRIBUTIONS.............................       (0.09)      (0.04)       (0.20)    0.00
                                                  ----------   ---------    ---------   ------
NET ASSET VALUE, END OF YEAR....................  $    19.30   $   17.26    $   17.77   $13.25
                                                  ==========   =========    =========   ======
TOTAL RETURN....................................        12.3%#      (2.7%)#      35.8%#   32.5%+#
                                                  ----------   ---------    ---------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of year..........  $112,983.3   $60,412.2    $31,238.7   $806.3
Ratio of total expenses to average net assets...        1.59%       1.66%        1.88%    7.62%**
Less: Expense reimbursement by investment
   adviser......................................       (0.09%)     (0.16%)      (0.38%)  (6.17%)**
                                                  ----------   ---------    ---------   ------
Ratio of net expenses to average net assets.....        1.50%       1.50%        1.50%    1.45%**
                                                  ==========   =========    =========   ======
Ratio of net investment income (loss) to average
   net assets...................................       (1.18%)     (1.02%)      (0.78%)   0.99%**
Portfolio turnover rate.........................       31.85%      39.38%       37.18%   37.11%+

RETIREMENT SHARES:

                                                                 YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
                                                  2006##       2005       2004       2003       2002
                                                  ------     --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........  $28.31     $  27.36   $  21.76   $  16.70   $  19.43
                                                  ------     --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ...................   (0.12)       (0.25)     (0.20)     (0.19)     (0.17)
Net realized and unrealized gains (losses)
   on investments ..............................    0.67         1.20       5.80       5.25      (2.56)
                                                  ------     --------   --------   --------   --------
TOTAL FROM INVESTMENT OPERATIONS ...............    0.55         0.95       5.60       5.06      (2.73)
                                                  ------     --------   --------   --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income ...........    0.00         0.00       0.00       0.00       0.00
Distributions from net realized gains ..........    0.00         0.00       0.00       0.00       0.00
                                                  ------     --------   --------   --------   --------
TOTAL DISTRIBUTIONS ............................    0.00         0.00       0.00       0.00       0.00
                                                  ------     --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD .................  $28.86(O)  $  28.31   $  27.36   $  21.76   $  16.70
                                                  ======     ========   ========   ========   ========
TOTAL RETURN# ..................................     1.9%+        3.5%      25.7%      30.3%     (14.1%)
                                                  ------     --------   --------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period .......  $  0.0     $5,047.6   $4,879.6   $3,880.7   $2,564.7
Ratio of total expenses to average net assets ..    1.47%**      1.54%      1.56%      1.97%      2.06%
Less: Expense reimbursement by investment
   adviser .....................................   (0.22%)**    (0.29%)    (0.31%)    (0.72%)    (0.81%)
                                                  ------     --------   --------   --------   --------
Ratio of net expenses to average net assets ....    1.25%**      1.25%      1.25%      1.25%      1.25%
                                                  ======     ========   ========   ========   ========
Ratio of net investment income (loss) to
   average net assets ..........................   (0.84%)**    (0.93%)    (0.85%)    (1.08%)    (0.86%)
Portfolio turnover rate ........................   11.68%++     18.51%     29.74%     28.08%     33.01%

                                                           YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------
                                                    2001       2000       1999       1998@
                                                  --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........  $  17.34   $  17.81   $  13.26   $  12.06
                                                  --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) ...................     (0.16)     (0.14)     (0.04)      0.02
Net realized and unrealized gains (losses)
   on investments ..............................      2.34      (0.29)      4.79       1.18
                                                  --------   --------   --------   --------
TOTAL FROM INVESTMENT OPERATIONS ...............      2.18      (0.43)      4.75       1.20
                                                  --------   --------   --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income ...........      0.00       0.00      (0.01)      0.00
Distributions from net realized gains ..........     (0.09)     (0.04)     (0.19)      0.00
                                                  --------   --------   --------   --------
TOTAL DISTRIBUTIONS ............................     (0.09)     (0.04)     (0.20)      0.00
                                                  --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD .................  $  19.43   $  17.34   $  17.81   $  13.26
                                                  ========   ========   ========   ========
TOTAL RETURN# ..................................      12.6%      (2.4%)     36.0%      10.0%+
                                                  --------   --------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of period .......  $3,943.6   $3,502.5   $3,590.0   $2,638.5
Ratio of total expenses to average net assets ..      2.16%      1.76%      1.62%      7.38%**
Less: Expense reimbursement by investment
   adviser .....................................     (0.91%)    (0.51%)    (0.38%)    (6.17%)**
                                                  --------   --------   --------   --------
Ratio of net expenses to average net assets ....      1.25%      1.25%      1.24%      1.21%**
                                                  ========   ========   ========   ========
Ratio of net investment income (loss) to
   average net assets ..........................     (0.89%)    (0.77%)    (0.28%)     1.34%**
Portfolio turnover rate ........................     31.85%     39.38%     37.18%     37.11%+

----------
* For the period October 1, 1998 (commencement of operations) to December 31, 1998.
@ For the period November 25, 1998 (commencement of operations) to December 31, 1998.
##   For the period January 1, 2006 to June 14, 2006.
**   Annualized.
# The total returns would have been lower had certain expenses not been reduced during the periods shown.
+    Not annualized.
(O)  Represents Net Asset Value immediately prior to class being liquidated.
++   Turnover rate for the portfolio for the year ended December 31, 2006.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

-------------------------
TO THE SHAREHOLDERS
AND BOARD OF TRUSTEES OF
BARON CAPITAL ASSET FUND
-------------------------

In our opinion, the accompanying statement of assets and liabilities, including the statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Capital Asset Fund (the "Fund"), at December 31, 2006, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 15, 2007

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of Baron Capital Funds Trust (the "Fund"). The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Capital Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for Baron Capital Asset Fund.

INTERESTED TRUSTEES:

                                POSITION(S) HELD   LENGTH OF            PRINCIPAL OCCUPATION(S)          OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    WITH THE FUND    TIME SERVED         DURING THE PAST FIVE YEARS             HELD BY THE TRUSTEE
----------------------------- ------------------- ----------- ------------------------------------------ ---------------------------
Ronald Baron *+               President, Chief    9 years     Chairman, CEO and Director: Baron          None outside the Baron
767 Fifth Avenue              Executive Officer,              Capital, Inc. (1982-Present), Baron        Funds Complex.
New York, NY 10153            Chief Investment                Capital Management, Inc. (1983-Present),
DOB: May 23, 1943             Officer, Trustee                Baron Capital Group, Inc.
                              and Portfolio                   (1984-Present), BAMCO, Inc.
                              Manager                         (1987-Present); President: Baron
                                                              Capital, Inc. (03/06-Present), Baron
                                                              Capital Management, Inc.
                                                              (03/06-Present), Baron Capital Group,
                                                              Inc. (03/06-Present), BAMCO, Inc.
                                                              (03/06-Present); President
                                                              (2004-Present), Chairman (1999-2004),
                                                              CIO and Trustee (1987-Present): Baron
                                                              Investment Funds Trust; President (2004-
                                                              Present), Chairman (1997-2004), CIO and
                                                              Trustee (1997-Present): Baron Capital
                                                              Funds Trust; President (2004-Present),
                                                              Chairman (2003-2004), CIO and Trustee
                                                              (2003-Present): Baron Select Funds; CIO
                                                              and Portfolio Manager: Baron Managed
                                                              Funds plc (2005-Present).

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

INTERESTED TRUSTEES:

                                POSITION(S) HELD   LENGTH OF            PRINCIPAL OCCUPATION(S)          OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    WITH THE FUND    TIME SERVED         DURING THE PAST FIVE YEARS             HELD BY THE TRUSTEE
----------------------------- ------------------- ----------- ------------------------------------------ ---------------------------
Linda S. Martinson*+          Chief Operating     9 years     Chief Operating Officer: Baron Capital     None outside the Baron
767 Fifth Avenue              Officer, Vice                   Group, Inc., Baron Capital, Inc., BAMCO,   Funds Complex.
New York, NY 10153            President,                      Inc., and Baron Capital Management, Inc.
DOB: February 23, 1955        Secretary, General              (05/06-Present); General Counsel: Baron
                              Counsel and Trustee             Capital, Inc., Baron Capital Management,
                                                              Inc. (1983-Present); General Counsel:
                                                              Baron Capital Group, Inc.
                                                              (1984-Present); General Counsel,
                                                              Secretary: BAMCO, Inc. (1987-Present);
                                                              Treasurer: BAMCO, Inc. (1987-1993);
                                                              Director: BAMCO, Inc. (1988- 1996,
                                                              2003-Present); Vice President: BAMCO,
                                                              Inc. (1993-Present); Secretary: Baron
                                                              Capital, Inc., Baron Capital Management,
                                                              Inc., Baron Capital Group, Inc.
                                                              (1997-Present); Vice President: Baron
                                                              Capital, Inc., Baron Capital Management,
                                                              Inc. (1998-Present); Vice President:
                                                              Baron Capital Group, Inc.
                                                              (1999-Present); Director: Baron Capital
                                                              Group, Inc., Baron Capital, Inc., Baron
                                                              Capital Management, Inc. (2003-Present);
                                                              Vice President, Secretary, Trustee,
                                                              General Counsel: Baron Investment Funds
                                                              Trust (1987-Present); Vice President,
                                                              Secretary, Trustee, General Counsel:
                                                              Baron Capital Funds Trust
                                                              (1998-Present); Vice President,
                                                              Secretary, Trustee, General Counsel:
                                                              Baron Select Funds (2003-Present);
                                                              Director, Baron Managed Funds plc
                                                              (2005-Present).

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES:

                                POSITION(S) HELD   LENGTH OF            PRINCIPAL OCCUPATION(S)          OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    WITH THE FUND    TIME SERVED         DURING THE PAST FIVE YEARS             HELD BY THE TRUSTEE
----------------------------- ------------------- ----------- ------------------------------------------ ---------------------------
Norman S. Edelcup +##**       Trustee             9 years     Director (2006-Present) CompX              Director (2006-Present)
City of Sunny Isles Beach                                     International, Inc. (diversified           CompX International, Inc.
18070 Collins Avenue                                          manufacturer of engineered components);    (diversified manufacturer
Sunny Isles Beach, FL 33160                                   Mayor (2003-Present), Commissioner         of engineered components);
DOB: May 8, 1935                                              (2001-2003), Sunny Isles Beach,            Director (1975-Present),
                                                              Florida; Director, (2001-2006), Senior     Valhi, Inc. (diversified
                                                              Vice President (2001-2004), Florida        company).
                                                              Savings Bank; Senior Vice President
                                                              (1999-2000), Item Processing of America
                                                              (a subsidiary of The Intercept Group);
                                                              Chairman (1989-1999), Item Processing
                                                              of America (a financial institution
                                                              service bureau); Director
                                                              (1975-Present), Valhi, Inc. (diversified
                                                              company); Director (1985-1998),
                                                              Artistic Greetings, Inc.; Trustee
                                                              (1987-Present), Baron Investment Funds
                                                              Trust; Trustee (1997-Present), Baron
                                                              Capital Funds Trust; Trustee (2003-
                                                              Present), Baron Select Funds.

David I. Fuente ##**          Trustee             3 years     Director (1987-Present), Chairman          Director (1987-Present),
701 Tern Point Circle                                         (1987-2001), CEO (1987-2000) Office        Office Depot; Director
Boca Raton, FL 33431                                          Depot; Director (1998-Present), Ryder      (1998-Present), Ryder
DOB: September 10, 1945                                       Systems, Inc.; Director (1993-Present),    Systems, Inc.; Director
                                                              Dick's Sporting Goods, Inc.; Trustee       (1993-Present), Dick's
                                                              (2004-Present), Baron Investment Funds     Sporting Goods, Inc.
                                                              Trust, Baron Capital Funds Trust, and
                                                              Baron Select Funds.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES:

                                POSITION(S) HELD   LENGTH OF            PRINCIPAL OCCUPATION(S)          OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    WITH THE FUND    TIME SERVED         DURING THE PAST FIVE YEARS             HELD BY THE TRUSTEE
----------------------------- ------------------- ----------- ------------------------------------------ ---------------------------
Charles N. Mathewson ##**     Chairman            9 years;    Chairman Emeritus (October                 None outside the Baron
9295 Prototype Drive          and Trustee         Elected as  2003-Present), Chairman (1986-2003),       Funds Complex.
Reno, NV 89521                                    Chairman    International Game Technology, Inc.
DOB: June 12, 1928                                08/04       (manufacturer of
                                                              microprocessor-controlled gaming
                                                              machines and monitoring systems);
                                                              Chairman (1994-2002), American Gaming
                                                              Association; Chairman (2004-Present),
                                                              Trustee (1987-Present), Baron
                                                              Investment Funds Trust; Chairman
                                                              (2004-Present), Trustee (1997-Present),
                                                              Baron Capital Funds Trust; Chairman
                                                              (2004-Present), Trustee (2003-Present),
                                                              Baron Select Funds.

Harold W. Milner ##**         Trustee             9 years     Retired; President and CEO (1985-1997,     None outside the Baron
2293 Morningstar Drive                                        Kahler Realty Corporation) (hotel          Funds Complex.
Park City, UT 84060                                           ownership and management); Trustee
DOB: November 11, 1934                                        (1987-Present), Baron Investment Funds
                                                              Trust; Trustee (1997-Present), Baron
                                                              Capital Funds Trust; Trustee
                                                              (2003-Present), Baron Select Funds.

Raymond Noveck +##**          Trustee             9 years     Private Investor (1999-Present);           None outside the Baron
31 Karen Road                                                 President (1997-1998), The Medical         Funds Complex.
Waban, MA 02168                                               Information Line, Inc. (health care
DOB: May 4, 1943                                              information); President (1990-1997),
                                                              Strategic Systems, Inc. (health care
                                                              information); Director (1987-1997),
                                                              Horizon/CMS Healthcare Corporation;
                                                              Trustee (1987-Present), Baron Investment
                                                              Funds Trust; Trustee (1997-Present),
                                                              Baron Capital Funds Trust; Trustee
                                                              (2003-Present), Baron Select Funds.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES:

                                POSITION(S) HELD   LENGTH OF            PRINCIPAL OCCUPATION(S)          OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    WITH THE FUND    TIME SERVED         DURING THE PAST FIVE YEARS             HELD BY THE TRUSTEE
----------------------------- ------------------- ----------- ------------------------------------------ ---------------------------
David A. Silverman, MD##**    Trustee             9 years     Physician and Faculty (1976-Present),      Director (1999-Present),
146 Central Park West                                         New York University School of              New York Blood Center.
New York, NY 10024                                            Medicine; Trustee (1987-Present),
DOB: March 14, 1950                                           Baron Investment Funds Trust; Trustee
                                                              (1997-Present), Baron Capital Funds
                                                              Trust; Trustee (2003-Present), Baron
                                                              Select Funds.

Alex Yemenidjian##**          Trustee             <1 year     Trustee (2006-Present), Baron              Director (2005-Present),
1925 Century Park East                            (Appointed  Investment Funds Trust; Chairman and       Guess?, Inc.; Director
Suite 1975                                        12/06)      CEO (2005-Present), Armenco Holdings,      (2005- Present), Regal
Los Angeles, CA 90067                                         LLC (investment company); Director         Entertainment Group;
DOB: December 27, 1955                                        (2005-Present), Guess?, Inc.               Director (2005- Present),
                                                              (retail); Director (2005-Present),         USC Marshall School of
                                                              Regal Entertainment Group                  Business Board of
                                                              (entertainment company); Director,         Leaders; Co- chair of
                                                              (2005-Present) USC Marshall School of      Imagine the Arts Campaign
                                                              Business Board of Leaders; Co-chair        (2005-Present),
                                                              of Imagine the Arts Campaign (2005-        California State
                                                              Present), California State                 University- Northridge;
                                                              University-Northridge; Trustee             Trustee (2000- Present),
                                                              (2000-Present), American Film              American Film Institute;
                                                              Institute; Chairman and CEO                Director (1989- Present),
                                                              (1999-2005), Metro-Goldwyn-Mayer,          The Lincy Foundation;
                                                              Inc.; Director (1989-Present), The         Director (1989- Present),
                                                              Lincy Foundation; Director                 The United Armenian Fund;
                                                              (1989-Present), The United Armenian        Director and member of
                                                              Fund; Director and member of               Executive Committee
                                                              Executive Committee (1989-2005), MGM       (1989-2005), MGM MIRAGE,
                                                              MIRAGE, Inc.; President and COO            Inc.
                                                              (1989-1999), MGM Grand, Inc. (now MGM
                                                              MIRAGE, Inc.); Managing Partner
                                                              (1984-1989), Parks, Palmer, Turner &
                                                              Yemenidjian (certified public
                                                              accounting firm).

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

ADDITIONAL OFFICERS OF THE FUND:

                                POSITION(S) HELD   LENGTH OF            PRINCIPAL OCCUPATION(S)          OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    WITH THE FUND    TIME SERVED         DURING THE PAST FIVE YEARS             HELD BY THE TRUSTEE
----------------------------- ------------------- ----------- ------------------------------------------ ---------------------------
Clifford Greenberg            Senior Vice         9 years     Director: BAMCO, Inc., Baron Capital       None.
767 Fifth Avenue              President                       Management, Inc. (2003-Present);
New York, NY 10153            and Portfolio                   Director: Baron Capital Group, Inc.,
DOB: April 30, 1959           Manager                         Baron Capital, Inc. (2000-Present);
                                                              Senior Vice President: Baron Capital
                                                              Group, Inc., Baron Capital, Inc.,
                                                              Baron Capital Management, Inc. and
                                                              BAMCO, Inc. (2003- Present); Vice
                                                              President: Baron Capital, Inc.
                                                              (1997-2003); Portfolio Manager: Baron
                                                              Small Cap Fund (1997-Present);
                                                              General Partner: HPB Associates, L.P.
                                                              (1984-1996).

Gretta J. Heaney              Chief               3 years     Chief Compliance Officer: Baron            None.
767 Fifth Avenue              Compliance                      Managed Funds plc (2005-Present),
New York, NY 10153            Officer                         Baron Investment Funds Trust, Baron
DOB: July 10, 1960                                            Capital Funds Trust, Baron Select
                                                              Funds (2004-Present); Vice President,
                                                              Assistant General Counsel, Chief
                                                              Compliance Officer: Baron Capital
                                                              Management, Inc., BAMCO, Inc. (2004 -
                                                              Present), Baron Capital, Inc. (2002-
                                                              Present); Vice President, Goldman
                                                              Sachs (2000-2002); Vice President,
                                                              Associate Counsel, Hoenig & Co., Inc.
                                                              (1995-2000).

Andrew Peck                   Vice                4 years     Vice President: BAMCO, Inc. (2003-         None.
767 Fifth Avenue              President and                   Present); Vice President: Baron
New York, NY 10153            Co-Portfolio                    Investment Funds Trust
DOB: March 25, 1969           Manager                         (2003-Present); Vice President,
                                                              Research Analyst: Baron Capital, Inc.
                                                              (1998-Present); Co-Portfolio Manager:
                                                              Baron Asset Fund (2003-Present);
                                                              Co-Portfolio Manager (mid cap
                                                              accounts): Baron Capital Management,
                                                              Inc. (04/06-Present).

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

ADDITIONAL OFFICERS OF THE FUND:

                                POSITION(S) HELD   LENGTH OF            PRINCIPAL OCCUPATION(S)          OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS & DATE OF BIRTH    WITH THE FUND    TIME SERVED         DURING THE PAST FIVE YEARS             HELD BY THE TRUSTEE
----------------------------- ------------------- ----------- ------------------------------------------ ---------------------------
Susan Robbins                 Vice President      9 years     Director, Vice President and Senior        None
767 Fifth Avenue                                              Analyst:  Baron Capital Management, Inc.
New York, NY 10153                                            (1982-Present), Baron Capital, Inc. (1982-
DOB: October 19, 1954                                         Present), BAMCO, Inc. (1997-Present),
                                                              Baron Capital Group, Inc. (1982-Present);
                                                              Vice President: Baron Investment Funds
                                                              Trust (1994-Present), Baron Capital Funds  None
                                                              Trust (1998-Present), Baron Select Funds
                                                              (2003-Present).

Peggy C. Wong                 Treasurer and Chief 9 years     Chief Financial Officer: Baron Capital
767 Fifth Avenue              Financial Officer               Group, Inc., Baron Capital, Inc., BAMCO,
New York, NY 10153                                            Inc., Baron Capital Management, Inc.,
DOB: April 30, 1961                                           Baron Investment Funds Trust (1987-
                                                              Present); Treasurer: Baron Capital, Inc.
                                                              (1988-Present), Baron Capital Group, Inc.
                                                              and Baron Capital Management, Inc. (1990-
                                                              Present), BAMCO, Inc. (1993-Present);
                                                              Baron Investment Funds Trust (1992-
                                                              Present); Chief Financial Officer,
                                                              Treasurer: Baron Capital Funds Trust
                                                              (1998-Present), Baron Select Funds (2003-
                                                              Present), Baron Managed Funds plc. (2005-
                                                              Present).

----------
* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Funds' Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
+    Members of the Audit Committee.
##   Members of the Nominating Committee.
**   Members of the "Non-Interested" Committee.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[Registered Castle Logo]
 B A R O N
 C A P I T A L
 F U N D S


                                                                 AR06

Item 2. Code of Ethics.

          Filed herewith pursuant to Item 10(a) (1) of Item 2 to Form N-CSR. The Fund will provide a copy of the Code of Ethics to any person without charge, upon written request to info@baronfunds.com or by calling 1-800-992-2766.

Item 3. Audit Committee Financial Expert.

          The Board of Trustees of the Fund has determined that Norman S. Edelcup, and Raymond Noveck, both members of the Audit Committee, possess the technical attributes identified in Instruction 2(b) of
          Item 3 to Form N-CSR to qualify as "Audit Committee Financial Expert" and has designated both Mr. Edelcup and Raymond Noveck as the Audit Committee's Financial Experts. Both Mr. Noveck and Mr. Edelcup is an "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

          The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the fiscal year January 1, 2005 to December 31, 2005 (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").

For the Fiscal Year Ended December 31, 2006:

                                  Audit Fees                    Tax Fees
                                  -----------                   ---------
Baron Capital Asset Fund          $29,000                       $0

          Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

          The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph
          (a)(2) of Item 3 to Form N-CSR.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE
            Current copy of the Funds Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: March 9, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: March 10, 2007



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: March 10, 2007


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.